S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (107.95%)

Basic Materials (4.05%)
Ashland Global Holdings Inc		3,073	230,997
Cabot Corp		3,433	142,161
Chemours Co/The		9,851	239,675
Commercial Metals Co		7,149	142,337
Compass Minerals International Inc		2,041	127,481
Domtar Corp		3,578	107,698
Ingevity Corp*		2,436	162,189
Minerals Technologies Inc		2,100	127,407
NewMarket Corp		444	164,173
Olin Corp		8,024	175,645
Reliance Steel & Aluminum Co		3,641	428,910
Royal Gold Inc		3,821	422,106
RPM International Inc		7,340	645,992
Sensient Technologies Corp		2,549	182,814
Steel Dynamics Inc		11,287	408,702
United States Steel Corp		10,245	145,377
Valvoline Inc		10,450	238,156
Total Basic Materials			4,091,820

Communications (3.37%)
AMC Networks Inc*		1,674	55,192
Cable One Inc		292	578,356
Ciena Corp*		9,013	403,782
FactSet Research Systems Inc (a)		2,145	715,914
Grubhub Inc*		5,328	374,772
InterDigital Inc		1,875	112,331
New York Times Co/The		8,376	359,414
TEGNA Inc		12,638	182,114
Telephone and Data Systems Inc		5,893	111,849
TripAdvisor Inc*		5,427	141,645
ViaSat Inc*		3,475	118,150
World Wrestling Entertainment Inc		2,835	122,018
Yelp Inc*		3,849	122,937
Total Communications			3,398,474

Consumer, Cyclical (16.94%)
Adient PLC*		5,245	164,116
American Eagle Outfitters Inc		8,412	151,332
AutoNation Inc*		3,547	217,396
Avient Corp		5,185	189,512
BJ's Wholesale Club Holdings Inc*		7,361	301,727
Boyd Gaming Corp		4,822	185,599
Brunswick Corp/DE		4,470	333,641
Caesars Entertainment Inc*		10,065	685,627
Carter's Inc		2,572	228,882
Casey's General Stores Inc		2,143	389,340
Choice Hotels International Inc		1,626	162,031
Churchill Downs Inc		2,065	371,535
Cinemark Holdings Inc		6,423	99,235
Columbia Sportswear Co		1,749	143,296
Cracker Barrel Old Country Store Inc		1,449	202,251
Dana Inc		8,386	141,220
Deckers Outdoor Corp*		1,630	414,982
Dick's Sporting Goods Inc		3,832	217,696
Dunkin' Brands Group Inc		4,646	494,056
FirstCash Inc		2,571	165,161
Five Below Inc*		3,243	507,205
Foot Locker Inc		5,887	220,174
Fox Factory Holding Corp*		1,774	154,817
Gentex Corp		14,012	456,791
Goodyear Tire & Rubber Co/The		13,550	141,191
Harley-Davidson Inc		7,004	282,191
Healthcare Services Group Inc		4,466	105,710
Herman Miller Inc		3,558	126,807
HNI Corp		2,580	94,067

IAA Inc*	7,664	459,227
Jack in the Box Inc	1,378	126,762
JetBlue Airways Corp*	15,433	232,884
KAR Auction Services Inc	7,759	140,050
KB Home	5,162	181,702
Kohl's Corp	6,755	217,511
Lear Corp	3,206	458,298
Lithia Motors Inc	1,238	358,153
Marriott Vacations Worldwide Corp	2,090	266,120
Mattel Inc*	19,592	303,480
MSC Industrial Direct Co Inc	2,714	226,130
Murphy Oil Corp	8,937	89,906
Nordstrom Inc	3,719	96,396
Nu Skin Enterprises Inc	2,969	152,933
Ollie's Bargain Outlet Holdings Inc*	3,186	280,559
Papa John's International Inc	1,328	106,718
Penn National Gaming Inc*	7,477	523,390
Polaris Inc	3,350	321,600
RH*	871	394,702
Scientific Games Corp*	3,258	121,458
Scotts Miracle-Gro Co/The	2,308	405,677
Six Flags Entertainment Corp	4,580	140,743
Skechers USA Inc*	7,802	261,133
Taylor Morrison Home Corp*	7,969	201,456
Tempur Sealy International Inc*	9,908	249,583
Texas Roadhouse Inc	3,801	288,116
Thor Industries Inc	3,216	310,376
Toll Brothers Inc	6,613	313,126
TRI Pointe Group Inc*	7,452	130,261
Univar Solutions Inc*	7,204	128,952
Urban Outfitters Inc*	3,844	105,249
Visteon Corp*	1,685	203,632
Watsco Inc	1,853	421,298
Wendy's Co/The	10,723	235,799
Williams-Sonoma Inc	4,522	495,023
Wingstop Inc	1,267	161,302
World Fuel Services Corp	3,940	111,975
Wyndham Destinations Inc	4,871	204,874
Wyndham Hotels & Resorts Inc	5,545	318,838
Total Consumer, Cyclical		17,092,980

Consumer, Non-Cyclical (19.45%)
Aaron's Co Inc/The*	4,046	254,615
Acadia Healthcare Co Inc*	5,336	226,513
Adtalem Global Education Inc*	3,253	93,133
Amedisys Inc*	1,879	459,960
Arrowhead Pharmaceuticals Inc*	5,777	361,236
ASGN Inc*	2,965	231,804
Avanos Medical Inc*	2,887	122,380
Avis Budget Group Inc*	3,312	116,483
Bio-Techne Corp	2,220	673,348
Boston Beer Co Inc/The*	514	478,452
Brink's Co/The	3,014	202,239
Cantel Medical Corp	2,257	134,134
Charles River Laboratories International Inc*	2,845	667,208
Chemed Corp	932	445,729
CoreLogic Inc/United States	4,544	352,160
Coty Inc	12,121	87,150
Darling Ingredients Inc*	9,147	441,617
Edgewell Personal Care Co	3,158	109,741
Emergent BioSolutions Inc*	2,049	167,875
Encompass Health Corp	5,745	462,932
Exelixis Inc*	17,704	339,209
Flowers Foods Inc	11,215	248,861
FTI Consulting Inc*	2,192	230,204
Globus Medical Inc*	4,485	269,459
Graham Holdings Co	262	117,119
Grand Canyon Education Inc*	2,809	234,467
Grocery Outlet Holding Corp*	3,472	134,089
H&R Block Inc	8,260	155,288
Haemonetics Corp*	2,953	333,246
Hain Celestial Group Inc/The*	4,840	186,340
Halozyme Therapeutics Inc*	7,274	284,413
HealthEquity Inc*	4,129	296,008
Helen of Troy Ltd*	1,466	296,117
Hill-Rom Holdings Inc	3,890	369,005
ICU Medical Inc*	1,078	203,419
Ingredion Inc	3,890	300,114
Insperity Inc	2,038	174,249

Integra LifeSciences Holdings Corp*	4,294	235,011
Jazz Pharmaceuticals PLC*	2,754	387,515
John Wiley & Sons Inc	2,636	91,047
Lancaster Colony Corp	1,153	195,237
LHC Group Inc*	1,725	338,652
Ligand Pharmaceuticals Inc*	994	83,864
LivaNova PLC*	2,820	149,037
LiveRamp Holdings Inc*	3,739	218,769
ManpowerGroup Inc	3,435	297,643
Masimo Corp* (a)	2,858	727,332
Medpace Holdings Inc*	1,167	149,796
Molina Healthcare Inc* (a)	3,387	691,388
Nektar Therapeutics*	10,250	167,998
Neogen Corp*	2,246	166,698
NuVasive Inc*	2,872	133,031
Patterson Cos Inc	5,190	144,074
Paylocity Holding Corp*	2,089	410,697
Penumbra Inc*	1,871	415,175
Pilgrim's Pride Corp*	3,372	63,697
Post Holdings Inc*	3,667	346,385
PRA Health Sciences Inc*	3,685	413,457
Prestige Consumer Healthcare Inc*	3,026	107,635
Quidel Corp*	1,964	383,078
Repligen Corp*	2,730	517,799
Sabre Corp	16,503	185,659
Sanderson Farms Inc	1,188	162,435
Service Corp International/US	10,193	495,788
Sprouts Farmers Market Inc*	7,118	150,688
Strategic Education Inc	827	77,647
Syneos Health Inc*	3,752	247,032
Tenet Healthcare Corp*	5,708	179,402
Tootsie Roll Industries Inc	1,096	33,943
TreeHouse Foods Inc*	3,428	140,994
United Therapeutics Corp*	2,556	339,028
WEX Inc*	2,522	436,911
WW International Inc*	2,743	80,946
Total Consumer, Non-Cyclical		19,625,804

Energy (3.87%)
Antero Midstream Corp	17,306	116,642
ChampionX Corp*	10,834	128,708
Cimarex Energy Co	6,134	220,517
CNX Resources Corp*	11,242	105,787
Enphase Energy Inc* (a)	6,516	889,890
EQT Corp	14,895	221,638
Equitrans Midstream Corp	17,640	143,942
First Solar Inc*	4,363	407,635
Murphy USA Inc	1,569	201,146
SolarEdge Technologies Inc*	2,832	787,238
Sunrun Inc*	7,802	499,952
WPX Energy Inc*	25,060	178,427
Total Energy		3,901,522

Financial (25.10%)
Banks (6.53%)
Associated Banc-Corp	9,601	147,087
BancorpSouth Bank	5,591	141,732
Bank of Hawaii Corp	2,426	181,659
Bank OZK	7,283	203,633
Cathay General Bancorp	4,562	128,877
CIT Group Inc	5,707	191,127
Commerce Bancshares Inc/MO	5,743	378,807
Cullen/Frost Bankers Inc	3,317	278,329
East West Bancorp Inc	7,991	341,376
First Financial Bankshares Inc	7,915	264,519
First Horizon Corp	26,716	326,470
FNB Corp/PA	19,578	172,874
Fulton Financial Corp	9,889	121,832
Glacier Bancorp Inc	4,247	173,150
Hancock Whitney Corp	5,255	147,613
Home BancShares Inc/AR	9,497	175,789
International Bancshares Corp	3,456	112,009
PacWest Bancorp	6,982	162,401
Pinnacle Financial Partners Inc	4,336	234,838
Prosperity Bancshares Inc	5,500	345,565
Signature Bank/New York NY	3,145	352,838
Synovus Financial Corp	8,830	278,763
TCF Financial Corp	8,939	300,350
Texas Capital Bancshares Inc*	3,137	175,358

Trustmark Corp	3,872	96,103
UMB Financial Corp	2,603	177,030
Umpqua Holdings Corp	13,269	184,306
United Bankshares Inc/WV	6,117	179,106
Valley National Bancorp	23,601	215,713
Webster Financial Corp	5,545	209,823
Wintrust Financial Corp	3,438	187,337
		6,586,414
Diversified Financial Service (3.01%)
Affiliated Managers Group Inc	2,703	235,485
Alliance Data Systems Corp	1,765	129,092
Eaton Vance Corp	6,592	441,532
Evercore Inc	2,355	214,140
Federated Hermes Inc	5,788	155,350
Interactive Brokers Group Inc	4,471	235,890
Janus Henderson Group PLC	8,514	242,904
Jefferies Financial Group Inc	12,921	293,694
LendingTree Inc*	462	118,078
Navient Corp	10,555	98,900
SEI Investments Co	6,867	362,234
SLM Corp	21,463	227,722
Stifel Financial Corp	4,119	285,447
		3,040,468
Insurance (5.17%)
Alleghany Corp	808	464,761
American Financial Group Inc/OH	4,050	362,111
Brighthouse Financial Inc*	5,369	188,452
Brown & Brown Inc	13,625	613,534
CNO Financial Group Inc	8,004	170,325
Essent Group Ltd	6,431	282,064
First American Financial Corp	6,545	317,040
Genworth Financial Inc*	30,327	137,685
Hanover Insurance Group Inc/The	2,130	239,306
Kemper Corp	3,706	277,765
Mercury General Corp	1,634	72,664
MGIC Investment Corp	14,342	171,530
Old Republic International Corp	16,627	297,956
Primerica Inc	2,232	290,763
Reinsurance Group of America Inc	3,798	437,833
RenaissanceRe Holdings Ltd	2,661	438,107
RLI Corp	2,404	230,135
Selective Insurance Group Inc	3,579	221,254
		5,213,285
Real Estate (9.86%)
American Campus Communities Inc	8,006	318,639
Brixmor Property Group Inc	17,354	264,996
Camden Property Trust	5,642	557,599
CoreSite Realty Corp	2,286	286,642
Corporate Office Properties Trust	6,752	179,806
Cousins Properties Inc	8,551	285,689
CyrusOne Inc	6,595	461,056
Douglas Emmett Inc	9,604	297,436
EastGroup Properties Inc	2,238	305,107
EPR Properties	4,727	170,267
First Industrial Realty Trust Inc	7,397	309,786
Healthcare Realty Trust Inc	7,860	231,870
Highwoods Properties Inc	6,044	231,485
Hudson Pacific Properties Inc	9,029	234,754
JBG SMITH Properties	6,347	195,107
Jones Lang LaSalle Inc	3,002	397,135
Kilroy Realty Corp	5,682	347,511
Lamar Advertising Co	4,442	353,628
Life Storage Inc	2,718	298,219
Macerich Co/The	7,383	73,830
Medical Properties Trust Inc	30,150	584,910
National Retail Properties Inc	8,890	335,153
Omega Healthcare Investors Inc	12,731	448,386
Park Hotels & Resorts Inc	14,424	235,400
Pebblebrook Hotel Trust	7,871	145,614
Physicians Realty Trust	11,481	199,195
PotlatchDeltic Corp	4,050	188,487
PS Business Parks Inc	1,221	160,928
Rayonier Inc	7,791	219,472
Rexford Industrial Realty Inc	6,342	303,909
Sabra Health Care REIT Inc	11,960	197,101
Service Properties Trust	9,588	113,714
Spirit Realty Capital Inc	5,819	214,372
STORE Capital Corp	12,450	405,372
Taubman Centers Inc	3,567	152,382

Urban Edge Properties	6,939	90,068
Weingarten Realty Investors	7,047	147,353
		9,942,378
Savings&Loans (0.54%)
New York Community Bancorp Inc	27,231	263,868
Sterling Bancorp/DE	10,983	175,508
Washington Federal Inc	4,720	110,306
		549,682

Total Financial		25,332,227

Industrial (22.84%)
Acuity Brands Inc	2,308	274,006
AECOM*	9,153	474,949
AGCO Corp	3,555	328,873
AptarGroup Inc	3,724	470,416
Arrow Electronics Inc*	4,501	412,517
Avnet Inc	6,083	184,619
Axon Enterprise Inc*	3,457	434,510
Belden Inc	2,251	86,618
Builders FirstSource Inc*	5,334	199,545
Carlisle Cos Inc	3,142	455,056
Clean Harbors Inc*	3,093	223,840
Cognex Corp (a)	9,957	748,169
Coherent Inc*	1,455	177,190
Colfax Corp*	5,037	181,735
Crane Co	2,785	193,641
Curtiss-Wright Corp	2,487	286,652
Donaldson Co Inc	7,374	392,592
Dycom Industries Inc*	1,899	119,371
Eagle Materials Inc	2,508	228,203
EMCOR Group Inc	3,138	270,433
Energizer Holdings Inc	3,289	137,776
EnerSys	2,547	208,370
Fluor Corp	7,046	121,684
GATX Corp	2,114	168,613
Generac Holdings Inc* (a)	3,546	764,518
Graco Inc	9,415	637,771
Greif Inc	1,668	81,081
Hexcel Corp	3,817	189,018
Hubbell Inc	3,168	511,917
II-VI Inc*	5,081	343,730
ITT Inc	5,110	371,139
Jabil Inc	8,094	309,353
KBR Inc	8,539	237,128
Kennametal Inc	4,827	168,897
Kirby Corp*	3,612	182,767
Knight-Swift Transportation Holdings Inc	7,159	295,595
Landstar System Inc	2,299	302,135
Lennox International Inc	1,966	565,874
Lincoln Electric Holdings Inc	3,398	390,770
Littelfuse Inc	1,419	341,312
Louisiana-Pacific Corp	6,420	219,757
MasTec Inc*	3,168	179,657
MDU Resources Group Inc	11,675	291,175
Mercury Systems Inc*	3,236	230,468
Middleby Corp/The*	2,693	366,221
MSA Safety Inc	2,076	310,237
National Instruments Corp	6,872	257,219
Nordson Corp	2,981	607,558
nVent Electric PLC	9,376	215,648
O-I Glass Inc	9,377	106,148
Oshkosh Corp	3,965	319,183
Owens Corning	6,338	461,850
Regal Beloit Corp	2,291	272,721
Ryder System Inc	3,105	183,878
Silgan Holdings Inc	4,729	159,840
Simpson Manufacturing Co Inc	1,841	169,188
Sonoco Products Co	5,832	338,606
Stericycle Inc*	5,309	373,966
SYNNEX Corp	2,380	381,538
Terex Corp	3,952	122,512
Tetra Tech Inc	3,180	379,215
Timken Co/The	3,817	280,320
TopBuild Corp*	1,526	265,875
Toro Co/The	6,211	563,400
Trex Co Inc*	6,537	489,098
Trimble Inc* (a)	14,131	846,023
Trinity Industries Inc	5,026	114,844

Universal Display Corp		2,470	565,729
Valmont Industries Inc		1,297	211,385
Vishay Intertechnology Inc		7,974	154,377
Werner Enterprises Inc		2,668	106,693
Woodward Inc		3,285	367,362
Worthington Industries Inc		2,344	121,232
XPO Logistics Inc*		5,157	550,149
Total Industrial			23,055,455

Technology (8.64%)
ACI Worldwide Inc*		6,965	226,920
Blackbaud Inc		2,963	163,232
CACI International Inc*		1,459	346,206
CDK Global Inc		7,073	338,797
Ceridian HCM Holding Inc*		6,642	640,422
Cirrus Logic Inc*		3,482	278,908
CMC Materials Inc		1,695	261,505
CommVault Systems Inc*		2,533	120,976
Cree Inc*		6,276	567,288
Fair Isaac Corp* (a)		1,637	773,941
J2 Global Inc*		2,527	226,444
Lumentum Holdings Inc*		4,247	366,856
Manhattan Associates Inc*		3,723	380,640
MAXIMUS Inc		3,508	251,909
MKS Instruments Inc		3,176	438,224
Monolithic Power Systems Inc (a)		2,353	752,866
NCR Corp*		7,688	212,727
NetScout Systems Inc*		3,968	92,931
Perspecta Inc		8,285	185,750
PTC Inc*		6,056	653,140
Qualys Inc*		1,539	146,220
Sailpoint Technologies Holdings Inc*		3,883	180,792
Science Applications International Corp		2,858	264,479
Semtech Corp*		3,680	248,290
Silicon Laboratories Inc*		2,527	296,190
Synaptics Inc*		2,063	160,440
Teradata Corp*		6,778	148,642
Total Technology			8,724,735

Utilities (3.69%)
ALLETE Inc		3,113	175,075
Black Hills Corp		3,620	220,205
Essential Utilities Inc		12,576	569,441
Hawaiian Electric Industries Inc		6,349	227,485
IDACORP Inc		2,936	265,943
National Fuel Gas Co		5,201	214,125
New Jersey Resources Corp		5,564	183,779
NorthWestern Corp		3,039	176,262
OGE Energy Corp		11,663	377,765
ONE Gas Inc		3,072	243,241
PNM Resources Inc		4,799	235,679
Southwest Gas Holdings Inc		3,218	206,757
Spire Inc		3,071	196,421
UGI Corp		12,178	432,075
Total Utilities			3,724,253

Total Common Stock (Cost $74,975,374)			108,947,270

United States Treasury Bills (0.10%)
0.08%, 01/14/21	01/14/2021	100,000	99,991
Total United States Treasury Bills (Cost $99,987)			99,991

Total Investments (Cost $75,075,361) (b) (108.05%)			109,047,261
Liabilities in Excess of Other Assets (-8.05%)			(8,123,287)
Net Assets (100.00%)			$100,923,974

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $75,175,526.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	40,813,635
Unrealized depreciation	(6,841,734)
Net unrealized appreciation	33,971,901

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2020:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
1 / JUN 2020 / Long / CME	196,980	216,840	19,860